FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)		3 Months Ended	6 Months Ended
	Apr. 22, 2025	Jun. 30, 2025	Jun. 30, 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock repurchased (in shares)		640,288	640,288
Common Class A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock repurchased (in shares)	640,288
Stock repurchased (dollars per share)			$ 11.16
Stock repurchased	$ 7,143,312		$ 7,143,312